Shareholder Report				12 Months Ended	48 Months Ended	82 Months Ended	108 Months Ended
	Aug. 05, 2020	Oct. 11, 2017	Aug. 14, 2015	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSR
Amendment Flag				false
Registrant Name				FORUM FUNDS II
Entity Central Index Key				0001576367
Entity Investment Company Type				N-1A
Document Period End Date				Jul. 31, 2024
C000158764
Shareholder Report [Line Items]
Fund Name				ABR Dynamic Blend Equity & Volatility Fund
Class Name				Institutional
Trading Symbol				ABRVX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$207	2.00%

Expenses Paid, Amount				$ 207
Expense Ratio, Percent				2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2024, the S&P 500 increased 22.15% while volatility dropped 48.33% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund gained 7.01%.

There were several interruptions in the trend toward higher equity prices during the year, notably around October and November of 2023 and again in April and July of 2024. In response to these initial moves lower in equities, which were accompanied by jumps in volatility, the Fund’s volatility trend-following model utilized a modestly larger allocation to volatility, in preparation for the possibility of a large upward trend. However, markets quickly turned around – lower in volatility and higher in equities – without ever realizing a large trend higher in volatility.

Turning points are generally unfavorable market conditions for a trend-following model, as the model prepared to capture possible large uptrends in volatility assets that did not materialize. The model did, however, shift its allocations back out of the modestly higher exposure to volatility assets rather quickly. The Fund enjoyed gains for the year, preserving positive performance during what was generally a bull market with low volatility.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index
8/3/15	$10,000	$10,000
10/31/15	$10,100	$9,965
1/31/16	$9,311	$9,349
4/30/16	$9,744	$10,008
7/31/16	$9,744	$10,591
10/31/16	$9,432	$10,414
1/31/17	$9,940	$11,222
4/30/17	$10,175	$11,801
7/31/17	$10,328	$12,290
10/31/17	$10,461	$12,875
1/31/18	$11,391	$14,186
4/30/18	$10,980	$13,367
7/31/18	$11,201	$14,285
10/31/18	$11,149	$13,821
1/31/19	$10,444	$13,857
4/30/19	$11,167	$15,170
7/31/19	$11,167	$15,426
10/31/19	$10,773	$15,801
1/31/20	$11,368	$16,862
4/30/20	$15,849	$15,301
7/31/20	$16,964	$17,271
10/31/20	$16,136	$17,335
1/31/21	$16,814	$19,771
4/30/21	$18,056	$22,337
7/31/21	$18,525	$23,565
10/31/21	$18,911	$24,774
1/31/22	$18,962	$24,375
4/30/22	$17,166	$22,385
7/31/22	$15,759	$22,472
10/31/22	$15,071	$21,155
1/31/23	$14,951	$22,373
4/30/23	$14,846	$22,981
7/31/23	$15,804	$25,397
10/31/23	$14,083	$23,300
1/31/24	$15,699	$27,030
4/30/24	$15,849	$28,189
7/31/24	$16,912	$31,022

Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/3/15
Institutional Class	7.01%	8.66%	6.02%
S&P 500® Index	22.15%	15.00%	13.41%

Performance Inception Date							Aug. 03, 2015
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				The Fund does not seek to replicate the performance of any specific index. The index included in this report is not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of the index.
Updated Performance Information Location [Text Block]
AssetsNet				$ 98,414,951	$ 98,414,951	$ 98,414,951	$ 98,414,951
Holdings Count | Holding				0	0	0	0
Advisory Fees Paid, Amount				$ 1,557,386
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$98,414,951
# of Portfolio Holdings	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$1,557,386

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	100.0%

C000158765
Shareholder Report [Line Items]
Fund Name				ABR Dynamic Blend Equity & Volatility Fund
Class Name				Investor
Trading Symbol				ABRTX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$233	2.25%

Expenses Paid, Amount				$ 233
Expense Ratio, Percent				2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2024, the S&P 500 increased 22.15% while volatility dropped 48.33% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund gained 6.84%.

There were several interruptions in the trend toward higher equity prices during the year, notably around October and November of 2023 and again in April and July of 2024. In response to these initial moves lower in equities, which were accompanied by jumps in volatility, the Fund’s volatility trend-following model utilized a modestly larger allocation to volatility, in preparation for the possibility of a large upward trend. However, markets quickly turned around – lower in volatility and higher in equities – without ever realizing a large trend higher in volatility.

Turning points are generally unfavorable market conditions for a trend-following model, as the model prepared to capture possible large uptrends in volatility assets that did not materialize. The model did, however, shift its allocations back out of the modestly higher exposure to volatility assets rather quickly. The Fund enjoyed gains for the year, preserving positive performance during what was generally a bull market with low volatility.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class Footnote Reference1	S&P 500® Index
8/3/15	$10,000	$10,000
10/31/15	$10,100	$9,965
1/31/16	$9,298	$9,349
4/30/16	$9,731	$10,008
7/31/16	$9,721	$10,591
10/31/16	$9,398	$10,414
1/31/17	$9,896	$11,222
4/30/17	$10,131	$11,801
7/31/17	$10,284	$12,290
10/31/17	$10,406	$12,875
1/31/18	$11,316	$14,186
4/30/18	$10,863	$13,367
7/31/18	$11,073	$14,285
10/31/18	$11,010	$13,821
1/31/19	$10,305	$13,857
4/30/19	$11,017	$15,170
7/31/19	$11,006	$15,426
10/31/19	$10,623	$15,801
1/31/20	$11,197	$16,862
4/30/20	$15,602	$15,301
7/31/20	$16,685	$17,271
10/31/20	$15,867	$17,335
1/31/21	$16,522	$19,771
4/30/21	$17,727	$22,337
7/31/21	$18,171	$23,565
10/31/21	$18,545	$24,774
1/31/22	$18,582	$24,375
4/30/22	$16,804	$22,385
7/31/22	$15,417	$22,472
10/31/22	$14,739	$21,155
1/31/23	$14,603	$22,373
4/30/23	$14,498	$22,981
7/31/23	$15,417	$25,397
10/31/23	$13,729	$23,300
1/31/24	$15,312	$27,030
4/30/24	$15,447	$28,189
7/31/24	$16,472	$31,022

Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/3/15
Investor Class Footnote Reference1	6.84%	8.40%	5.71%
S&P 500® Index	22.15%	15.00%	13.41%

Performance Inception Date			Aug. 14, 2015				Aug. 03, 2015
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				The Fund does not seek to replicate the performance of any specific index. The index included in this report is not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of the index.
Updated Performance Information Location [Text Block]
AssetsNet				$ 98,414,951	$ 98,414,951	$ 98,414,951	$ 98,414,951
Holdings Count | Holding				0	0	0	0
Advisory Fees Paid, Amount				$ 1,557,386
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$98,414,951
# of Portfolio Holdings	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$1,557,386

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	100.0%

C000193875
Shareholder Report [Line Items]
Fund Name				ABR 50/50 Volatility Fund
Class Name				Institutional
Trading Symbol				ABRSX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$269	2.50%

Expenses Paid, Amount				$ 269
Expense Ratio, Percent				2.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2024, the S&P 500 increased 22.15% while volatility dropped 48.33% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 1.41% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund gained 14.74%.

There were several interruptions in the trend toward higher equity prices during the year, notably around October and November of 2023 and again in April and July of 2024. In response to these initial moves lower in equities, which were accompanied by jumps in volatility, the trend-following aspects of the Fund’s models utilized a modestly larger long allocation to volatility, in preparation for the possibility of a large upward trend. However, markets quickly turned around – lower in volatility and higher in equities – without ever realizing a large trend higher in volatility.

Turning points are generally unfavorable market conditions for a trend-following model, as the model prepared for possible large uptrends in volatility assets that did not materialize. The model did, however, shift its allocations back out of the modestly higher long exposure to volatility assets rather quickly. Furthermore, the mean reversion aspects of the Adviser’s short volatility model mitigated some of the effect of these turning points and contributed to increased Fund returns, as compared to a portfolio managed entirely according to the long volatility model. As a result, the Fund enjoyed gains for the year, delivering on the objective of long-term capital appreciation.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
10/2/17	$10,000	$10,000	$10,000
10/31/17	$10,190	$10,194	$10,008
1/31/18	$10,239	$11,232	$10,038
4/30/18	$7,412	$10,583	$10,076
7/31/18	$7,876	$11,310	$10,123
10/31/18	$6,856	$10,943	$10,175
1/31/19	$6,735	$10,972	$10,235
4/30/19	$7,611	$12,011	$10,296
7/31/19	$8,621	$12,214	$10,359
10/31/19	$9,867	$12,510	$10,414
1/31/20	$10,243	$13,351	$10,458
4/30/20	$8,980	$12,115	$10,493
7/31/20	$8,769	$13,674	$10,500
10/31/20	$7,828	$13,725	$10,503
1/31/21	$9,389	$15,653	$10,506
4/30/21	$12,089	$17,686	$10,507
7/31/21	$13,203	$18,658	$10,508
10/31/21	$14,566	$19,615	$10,509
1/31/22	$13,337	$19,299	$10,510
4/30/22	$10,376	$17,723	$10,516
7/31/22	$9,984	$17,792	$10,539
10/31/22	$9,258	$16,749	$10,601
1/31/23	$11,288	$17,714	$10,707
4/30/23	$11,735	$18,195	$10,830
7/31/23	$12,890	$20,108	$10,972
10/31/23	$11,549	$18,448	$11,125
1/31/24	$13,636	$21,401	$11,281
4/30/24	$13,654	$22,319	$11,434
7/31/24	$14,790	$24,561	$11,592

Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 10/2/17
Institutional Class	14.74%	11.40%	5.90%
S&P 500® Index	22.15%	15.00%	14.07%
FTSE 3-Month U.S. T-Bill Index	5.65%	2.28%	2.19%

Performance Inception Date						Oct. 02, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]				The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 59,102,708	$ 59,102,708	$ 59,102,708	$ 59,102,708
Holdings Count | Holding				6	6	6	6
Advisory Fees Paid, Amount				$ 1,110,818
InvestmentCompanyPortfolioTurnover				593.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$59,102,708
# of Portfolio Holdings	6
Portfolio Turnover Rate	593%
Investment Advisory Fees (Net of fees waived)	$1,110,818

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
U.S. Treasury Securities	31.4%
Other Assets & Liabilities, Net	68.6%

C000193876
Shareholder Report [Line Items]
Fund Name				ABR 50/50 Volatility Fund
Class Name				Investor
Trading Symbol				ABRJX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$295	2.75%

Expenses Paid, Amount				$ 295
Expense Ratio, Percent				2.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2024, the S&P 500 increased 22.15% while volatility dropped 48.33% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 1.41% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund gained 14.45%.

There were several interruptions in the trend toward higher equity prices during the year, notably around October and November of 2023 and again in April and July of 2024. In response to these initial moves lower in equities, which were accompanied by jumps in volatility, the trend-following aspects of the Fund’s models utilized a modestly larger long allocation to volatility, in preparation for the possibility of a large upward trend. However, markets quickly turned around – lower in volatility and higher in equities – without ever realizing a large trend higher in volatility.

Turning points are generally unfavorable market conditions for a trend-following model, as the model prepared for possible large uptrends in volatility assets that did not materialize. The model did, however, shift its allocations back out of the modestly higher long exposure to volatility assets rather quickly. Furthermore, the mean reversion aspects of the Adviser’s short volatility model mitigated some of the effect of these turning points and contributed to increased Fund returns, as compared to a portfolio managed entirely according to the long volatility model. As a result, the Fund enjoyed gains for the year, delivering on the objective of long-term capital appreciation.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class Footnote Reference1	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
10/2/17	$10,000	$10,000	$10,000
10/31/17	$10,190	$10,194	$10,008
1/31/18	$10,229	$11,232	$10,038
4/30/18	$7,402	$10,583	$10,076
7/31/18	$7,866	$11,310	$10,123
10/31/18	$6,836	$10,943	$10,175
1/31/19	$6,715	$10,972	$10,235
4/30/19	$7,591	$12,011	$10,296
7/31/19	$8,580	$12,214	$10,359
10/31/19	$9,826	$12,510	$10,414
1/31/20	$10,191	$13,351	$10,458
4/30/20	$8,939	$12,115	$10,493
7/31/20	$8,715	$13,674	$10,500
10/31/20	$7,773	$13,725	$10,503
1/31/21	$9,311	$15,653	$10,506
4/30/21	$12,001	$17,686	$10,507
7/31/21	$13,092	$18,658	$10,508
10/31/21	$14,431	$19,615	$10,509
1/31/22	$13,210	$19,299	$10,510
4/30/22	$10,250	$17,723	$10,516
7/31/22	$9,875	$17,792	$10,539
10/31/22	$9,144	$16,749	$10,601
1/31/23	$11,149	$17,714	$10,707
4/30/23	$11,580	$18,195	$10,830
7/31/23	$12,704	$20,108	$10,972
10/31/23	$11,374	$18,448	$11,125
1/31/24	$13,416	$21,401	$11,281
4/30/24	$13,435	$22,319	$11,434
7/31/24	$14,541	$24,561	$11,592

Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 10/2/17
Investor Class Footnote Reference1	14.45%	11.13%	5.64%
S&P 500® Index	22.15%	15.00%	14.07%
FTSE 3-Month U.S. T-Bill Index	5.65%	2.28%	2.19%

Performance Inception Date		Oct. 11, 2017				Oct. 02, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]				The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 59,102,708	$ 59,102,708	$ 59,102,708	$ 59,102,708
Holdings Count | Holding				6	6	6	6
Advisory Fees Paid, Amount				$ 1,110,818
InvestmentCompanyPortfolioTurnover				593.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$59,102,708
# of Portfolio Holdings	6
Portfolio Turnover Rate	593%
Investment Advisory Fees (Net of fees waived)	$1,110,818

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
U.S. Treasury Securities	31.4%
Other Assets & Liabilities, Net	68.6%

C000220967
Shareholder Report [Line Items]
Fund Name				ABR 75/25 Volatility Fund
Class Name				Institutional
Trading Symbol				VOLSX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$186	1.75%

Expenses Paid, Amount				$ 186
Expense Ratio, Percent				1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2024, the S&P 500 increased 22.15% while volatility dropped 48.33% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 1.41% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund gained 11.80%.

There were several interruptions in the trend toward higher equity prices during the year, notably around October and November of 2023 and again in April and July of 2024. In response to these initial moves lower in equities, which were accompanied by jumps in volatility, the trend-following aspects of the Fund’s models utilized a modestly larger long allocation to volatility, in preparation for the possibility of a large upward trend. However, markets quickly turned around – lower in volatility and higher in equities – without ever realizing a large trend higher in volatility.

Turning points are generally unfavorable market conditions for a trend-following model, as the model prepared for possible large uptrends in volatility assets that did not materialize. The model did, however, shift its allocations back out of the modestly higher long exposure to volatility assets rather quickly. Furthermore, the mean reversion aspects of the Adviser’s short volatility model mitigated some of the effect of these turning points and contributed to increased Fund returns, as compared to a portfolio managed entirely according to the long volatility model. As a result, the Fund enjoyed gains for the year, delivering on the objective of long-term capital appreciation.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
8/03/20	$10,000	$10,000	$10,000
10/31/20	$9,010	$9,965	$10,003
1/31/21	$9,540	$11,365	$10,005
4/30/21	$11,260	$12,841	$10,007
7/31/21	$11,790	$13,547	$10,007
10/31/21	$12,600	$14,242	$10,008
1/31/22	$12,117	$14,012	$10,010
4/30/22	$10,231	$12,868	$10,015
7/31/22	$9,682	$12,918	$10,037
10/31/22	$9,097	$12,161	$10,096
1/31/23	$10,088	$12,861	$10,197
4/30/23	$10,219	$13,211	$10,314
7/31/23	$11,126	$14,600	$10,449
10/31/23	$9,920	$13,395	$10,595
1/31/24	$11,457	$15,539	$10,744
4/30/24	$11,541	$16,205	$10,889
7/31/24	$12,439	$17,833	$11,040

Average Annual Return [Table Text Block]
	One Year	Since Inception 08/3/20
Institutional Class	11.80%	5.62%
S&P 500® Index	22.15%	15.59%
FTSE 3-Month U.S. T-Bill Index	5.65%	2.51%

Performance Inception Date					Aug. 03, 2020
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]				The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 285,561,677	$ 285,561,677	$ 285,561,677	$ 285,561,677
Holdings Count | Holding				6	6	6	6
Advisory Fees Paid, Amount				$ 3,953,221
InvestmentCompanyPortfolioTurnover				681.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$285,561,677
# of Portfolio Holdings	6
Portfolio Turnover Rate	681%
Investment Advisory Fees (Net of fees waived)	$3,953,221

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
U.S. Treasury Securities	15.6%
Other Assets & Liabilities, Net	84.4%

C000220968
Shareholder Report [Line Items]
Fund Name				ABR 75/25 Volatility Fund
Class Name				Investor
Trading Symbol				VOLJX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number				(855) 422-4518
Additional Information Website				www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$212	2.00%

Expenses Paid, Amount				$ 212
Expense Ratio, Percent				2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2024, the S&P 500 increased 22.15% while volatility dropped 48.33% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 1.41% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund gained 11.62%.

There were several interruptions in the trend toward higher equity prices during the year, notably around October and November of 2023 and again in April and July of 2024. In response to these initial moves lower in equities, which were accompanied by jumps in volatility, the trend-following aspects of the Fund’s models utilized a modestly larger long allocation to volatility, in preparation for the possibility of a large upward trend. However, markets quickly turned around – lower in volatility and higher in equities – without ever realizing a large trend higher in volatility.

Turning points are generally unfavorable market conditions for a trend-following model, as the model prepared for possible large uptrends in volatility assets that did not materialize. The model did, however, shift its allocations back out of the modestly higher long exposure to volatility assets rather quickly. Furthermore, the mean reversion aspects of the Adviser’s short volatility model mitigated some of the effect of these turning points and contributed to increased Fund returns, as compared to a portfolio managed entirely according to the long volatility model. As a result, the Fund enjoyed gains for the year, delivering on the objective of long-term capital appreciation.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class Footnote Reference1	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
8/03/20	$10,000	$10,000	$10,000
10/31/20	$9,000	$9,965	$10,003
1/31/21	$9,520	$11,365	$10,005
4/30/21	$11,230	$12,841	$10,007
7/31/21	$11,750	$13,547	$10,007
10/31/21	$12,560	$14,242	$10,008
1/31/22	$12,067	$14,012	$10,010
4/30/22	$10,179	$12,868	$10,015
7/31/22	$9,618	$12,918	$10,037
10/31/22	$9,032	$12,161	$10,096
1/31/23	$10,012	$12,861	$10,197
4/30/23	$10,143	$13,211	$10,314
7/31/23	$11,027	$14,600	$10,449
10/31/23	$9,833	$13,395	$10,595
1/31/24	$11,340	$15,539	$10,744
4/30/24	$11,424	$16,205	$10,889
7/31/24	$12,309	$17,833	$11,040

Average Annual Return [Table Text Block]
	One Year	Since Inception 08/3/20
Investor Class Footnote Reference1	11.62%	5.34%
S&P 500® Index	22.15%	15.59%
FTSE 3-Month U.S. T-Bill Index	5.65%	2.51%

Performance Inception Date	Aug. 05, 2020				Aug. 03, 2020
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]				The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 285,561,677	$ 285,561,677	$ 285,561,677	$ 285,561,677
Holdings Count | Holding				6	6	6	6
Advisory Fees Paid, Amount				$ 3,953,221
InvestmentCompanyPortfolioTurnover				681.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$285,561,677
# of Portfolio Holdings	6
Portfolio Turnover Rate	681%
Investment Advisory Fees (Net of fees waived)	$3,953,221

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
U.S. Treasury Securities	15.6%
Other Assets & Liabilities, Net	84.4%